CONVERTIBLE PREFERRED STOCK - Additional Information (Details)		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) shares	Jul. 06, 2021 shares
Temporary Equity [Line Items]
Liquidation rights, description		In the event of any liquidation, dissolution or winding up of Legacy Hyperfine, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of Legacy Hyperfine’s assets, or a transaction which the holders of capital stock of Legacy Hyperfine hold less than 50% of the voting securities) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock are entitled to be paid out of the assets of Legacy Hyperfine available for distribution to stockholders, pari passu, at a liquidation price per share equal to the greater of: (1) the applicable original issue price of such Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into Legacy Hyperfine common stock. These payments will be made to or set aside prior to the holders of shares of any other class or series of capital stock that is not, by its terms, senior to the Convertible Preferred Stock.
Convertible preferred stock, shares outstanding			95,010,858	109,182,191
Convertible preferred stock, shares authorized			129,788,828	129,788,828
Dividend Declared
Temporary Equity [Line Items]
Dividends Payable | $			$ 0
Legacy Hyperfine
Temporary Equity [Line Items]
Aggregate gross proceeds of common stock | $		$ 80,000,000
Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock dividend rate			8.00%
Exchange ratio		0.3275
Convertible preferred stock, shares outstanding		0
Liminal Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock dividend rate		8.00%
Liquidation rights, description		In the event of any liquidation, dissolution or winding up of Liminal, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of Liminal’s assets, or a transaction which the holders of capital stock of Liminal hold less than 50% of the voting securities) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock are entitled to be paid out of the assets of Liminal available for distribution to stockholders, pari passu, at a liquidation price per share equal to the greater of: (1) the applicable original issuance price of $.1287 per share for Series A-1 and Series A-2 Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into Liminal common stock. These payments will be made to or set aside prior to the holders of shares of any other class or series of capital stock that is not, by its terms, senior to the Convertible Preferred Stock.
Exchange ratio		0.1796
Convertible preferred stock, shares outstanding		0
Convertible preferred stock, shares authorized		0
Convertible preferred stock, conversion basis	On April 1, 2021 Liminal effected a recapitalization whereby each share of Liminal common stock outstanding was exchanged for shares of Liminal Series A-1 preferred stock and Liminal Series A-2 preferred stock. The value ascribed to the preferred stock is equivalent to the total amount of historical equity investments contributed by the common shareholder.
Aggregate gross proceeds of common stock | $		$ 80,000,000
Liminal Convertible Preferred Stock | Dividend Declared
Temporary Equity [Line Items]
Dividends Payable | $		$ 0
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote		10
Convertible preferred stock, shares outstanding			25,000,000	25,000,000
Convertible preferred stock, shares authorized			25,000,000	25,000,000
Convertible preferred stock, conversion basis		Each share of Series A Convertible Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Legacy Hyperfine Special-voting common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock.
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote		1
Convertible preferred stock, shares outstanding			27,799,648	41,970,981
Convertible preferred stock, shares authorized			62,577,618	62,577,618
Series B, C and D Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, conversion basis		Each share of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock and Series D Convertible Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of Legacy Hyperfine common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which is equal to the original issuance price for each series of Convertible Preferred Stock.
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote		10
Convertible preferred stock, conversion basis		Each share of Series A-1 Convertible Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Liminal Special-voting common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional shares of Liminal common stock for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock.
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Number of votes per share | Vote		1
Convertible preferred stock, conversion basis		Each share of Series A-2 Convertible Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of Liminal common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional shares of common stock for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which is equal to the original issuance price for each series of Convertible Preferred Stock.